(Loss)/gain on disposals (Tables)	12 Months Ended
Dec. 31, 2015
Proceeds from Sale of Productive Assets [Abstract]
Gain on Sale of Assets
The Company has recognized the following (losses)/gains on disposals:

(In US$ millions)	Net proceeds/recoverable amount	Book value on disposal	(Loss)/gain
Year ended December 31, 2015:
Cancellation of West Mira	199	279	(80)
West Rigel Transferred to Asset held for sale	128	210	(82)
Sale of West Polaris	235	312	(77)
SeaMex Limited	1,240	1,059	181
Assets written off	—	5	(5)
Total for year ended December 31, 2015	1,802	1,865	(63)

Year ended December 31, 2014:
Sale of West Auriga business	466	26	440
Sale of West Vela business	536	344	192
Total for year ended December 31, 2014	1,002	370	632

Year ended December 31, 2013:
Sale of Jack-up rig West Janus	73	12	61
Total for year ended December 31, 2013	73	12	61